Operating Leases - Schedule of Operating Leases Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease liabilities	$ (15.5)	$ (17.5)	$ (17.3)
Asset obtained in exchange for operating lease liability	1.9	23.9
Reduction of right-of use assets resulting from reductions to lease obligations	$ 7.0	$ 2.3
Operating lease, weighted average remaining lease term (years(	8 years 1 month 6 days	8 years 9 months 18 days
Operating lease, weighted average discount rate (percent)	5.00%	5.00%